Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Outstanding balances for related party transactions [abstract]
Schedule of compensation of key management personnel
The compensation of key management personnel of the Group is as follows:

	For the year ended December 31
in 000€	2021	2020	2019
Short-term employee benefits	2,832	2,302	2,394
Post-employment benefits	93	93	85
Total	2,925	2,395	2,479
Warrants granted	—	—	—
Warrants outstanding	4,545	108,905	359,266

Schedule of related parties for the relevant financial year
The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year:

in 000€	Sale of goods to	Purchases from	Depreciation	Interest expense	Right-of-Use Assets	Receivables	Lease liabilities	Other liabilities
Non-executive directors of the Group
2021	—	122	—	—	—	—	—	58
2020	—	85	—	28	—	—	—	—
2019	—	128	—	37	—	—	—	1,053
Shareholders of the Group
2021	—	30	—	6	—	77	—	60
2020	—	2	—	7	—	29	—	158
2019	—	113	—	9	—	—	—	131
Joint ventures
2021	—	—	—	—	—	—	—	—
2020	419	—	—	—	—	—	—	—
2019	1,431	—	—	—	—	1,279	—	—
Non-controlling interests
2021	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
2019	—	—	26	9	617	—	652	—